Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Classes of current inventories [abstract]
Raw materials	¥ 65,030	$ 9,341	¥ 93,304
Work in progress	39,127	5,620	48,568
Finished goods	25,484	3,661	30,239
Inventories	¥ 129,641	$ 18,622	¥ 172,111